Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the federal statutory income tax rate to the effective income tax rate [Abstract]
Federal Tax rate					34.00%	34.00%
Federal tax expense (benefit) at 34% (As Restated)					$ (5,758)
State and local income tax, net of Federal benefit					(271)
Foreign rate differential					519
Increase in taxes from permanent differences in stock-based compensation					333
Increase in taxes from permanent difference in Intangible asset impairment
US taxation of foreign earnings - Subpart F
Return to provision and other adjustments					289
Impact of deferred tax adjustments
Federal Tax reform (As Restated)					17,260
Change in valuation allowance (As Restated)					(12,372)
Income tax expense (benefit)	$ (3)		$ 209